Subsequent Events (Details) - Subsequent Event [Member]			1 Months Ended	2 Months Ended
	Jan. 27, 2020 USD ($) Debenture d $ / shares	Jan. 23, 2020 USD ($) Installment	Feb. 19, 2020 USD ($) Debenture	Mar. 27, 2020 USD ($) shares	Feb. 10, 2020 USD ($)
$4.5 Million Senior Secured Team Loan Facility [Member]
Subsequent Events [Abstract]
Face amount		$ 4,500,000
Number of payment instalments | Installment		20
Frequency of periodic payment		Quarterly
$4.5 Million Senior Secured Team Loan Facility [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Margin on variable rate		4.50%
$5.0 Million Convertible Debentures [Member]
Subsequent Events [Abstract]
Face amount	$ 2,000,000		$ 1,500,000		$ 1,500,000
Maximum number of convertible debentures investor agreed to purchase | Debenture	3
Maximum aggregate price of convertible debentures agreed to be purchased	$ 5,000,000
Number of convertible debentures issued and sold | Debenture			3
Maturity period	12 months
Interest rate	6.00%
Conversion price (in dollars per share) | $ / shares	$ 2.25
Percentage of common stock price paid if redemption price is paid in common shares	90.00%
Number of trading days | d	10
Shares issued on conversion of debt (in shares) | shares				2,805,157
Converted amount of debt				$ 1,915,613